Related Party Transaction and Balance	6 Months Ended
Sep. 30, 2024
Related Party Transaction and Balance [Abstract]
Related party transaction and balance

13. Related party transaction and balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
PRO800 Limited (“PRO800”)	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company

b. Related parties transactions

On April 12, 2023, the Company, through ZYAL, closed an acquisition of 100% equity interest in TOP 500 SEC PTY LTD (“Top 500”) from PRO800 for cash consideration of $700,000. The Company fully paid the cash consideration by the closing date.

c. Balance with related parties

	Nature	September 30, 2024	March 31, 2024

Mr. Huaixi Yang	Receivable due from customers – a related party	$1,657,435	$1,548,088

The balance due from Mr. Huaixi Yang represented the purchase price of stock exceeding the deposits paid by customers which traded these US stocks through the Company’s platform. The US stocks were under custody of the Company, and the related parties shall fully settle the balance to the Company before they sell these stocks.